Investments in associates - Changes in investments in associates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		₩ 2,752,980		₩ 2,692,031
Investment and Dividend		(262,556)		118,786
Equity method income (loss)		221,225		(23,822)	₩ 125,088
Change in other comprehensive income		(22,962)		9,063
Impairment loss		(49,485)		(43,078)
Investments in associates		2,639,202		2,752,980
BNP Paribas Cardif Life Insurance
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		36,436		39,272
Investment and Dividend		0		0
Equity method income (loss)		(2,105)		(3,423)
Change in other comprehensive income		2,146		587
Impairment loss		0		0
Investments in associates		36,477		36,436
Shinhan-Neoplux Energy Newbiz Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		14,612		22,358
Investment and Dividend		0		(9,196)
Equity method income (loss)		(1,590)		1,450
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		13,022		14,612
Shinhan-Albatross Tech Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,672		15,499
Investment and Dividend		(2,017)		(8,312)
Equity method income (loss)		(989)		1,485
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,666		8,672
KCGI-SingA330-A Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				4,609
Investment and Dividend				(4,876)
Equity method income (loss)				267
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
VOGO Debt Strategy Qualified IV Private
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,713		6,532
Investment and Dividend		(1,863)		(3,465)
Equity method income (loss)		(12)		646
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		1,838		3,713
Shinhan-Midas Donga Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,152		4,301
Investment and Dividend		(915)		(750)
Equity method income (loss)		(528)		(399)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		1,709		3,152
ShinHan – Soo Young Entrepreneur Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,381		4,862
Investment and Dividend		(1,340)		(5,760)
Equity method income (loss)		(297)		4,279
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		1,744		3,381
Shinhan Praxis K-Growth Global Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,690		3,692
Investment and Dividend		0		0
Equity method income (loss)		0		(2)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,690		3,690
Kiwoom Milestone Professional Private Real Estate Trust 19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	0		0
Investment and Dividend	[1]	0		0
Equity method income (loss)	[1]	0		0
Change in other comprehensive income	[1]	0		0
Impairment loss	[1]	0		0
Investments in associates	[1]	0		0
Shinhan Global Healthcare Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	0		0
Investment and Dividend	[1]	0		0
Equity method income (loss)	[1]	0		0
Change in other comprehensive income	[1]	0		0
Impairment loss	[1]	0		0
Investments in associates	[1]	0		0
KB NA Hickory Private Special Asset Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		17,493		24,096
Investment and Dividend		(17,628)		(7,321)
Equity method income (loss)		135		718
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		17,493
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,815	[1]	18,799
Investment and Dividend		0	[1]	1,058
Equity method income (loss)		(618)	[1]	370
Change in other comprehensive income		0	[1]	0
Impairment loss		(771)	[1]	(13,412)
Investments in associates		5,426	[1]	6,815
KDBC-Midas Dong-A Global contents Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				4,288
Investment and Dividend				0
Equity method income (loss)				(1,648)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				2,640
Shinhan-Nvestor Liquidity Solution Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,126		6,088
Investment and Dividend		(1,250)		(1,270)
Equity method income (loss)		(147)		308
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,729		5,126
Shinhan AIM FoF Fund 1-A
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,804		9,635
Investment and Dividend		(9,813)		(1,169)
Equity method income (loss)		10		1,338
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		1		9,804
IGIS Global Credit Fund 150-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,989		4,286
Investment and Dividend		(2,979)		(549)
Equity method income (loss)		(1,017)		1,252
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		993		4,989
Korea Omega Project Fund III
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,696
Investment and Dividend				(2,274)
Equity method income (loss)				(1,422)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Genesis North America Power Company No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,802		6,358
Investment and Dividend		(1,254)		(3,143)
Equity method income (loss)		523		3,587
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		6,071		6,802
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,402
Investment and Dividend		(11,201)
Equity method income (loss)		1,799
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		0
Korea Finance Security Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,542		3,245
Investment and Dividend		0		0
Equity method income (loss)		307		297
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,849		3,542
MIEL Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	0		0
Investment and Dividend	[1]	0		0
Equity method income (loss)	[1]	0		0
Change in other comprehensive income	[1]	0		0
Impairment loss	[1]	0		0
Investments in associates	[1]	0		0
AIP Transportation Specialized Privately Placed Fund Trust #1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		58,807		46,372
Investment and Dividend		1,505		3,460
Equity method income (loss)		2,459		8,975
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		62,771		58,807
Kiwoom-Shinhan Innovation Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,979		7,854
Investment and Dividend		0		0
Equity method income (loss)		(225)		125
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		7,754		7,979
Midas Asset Global CRE Debt Private Fund No.6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				54,881
Investment and Dividend				(57,919)
Equity method income (loss)				3,038
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
SH MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				40,764
Investment and Dividend				(37,990)
Equity method income (loss)				6,628
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				9,402
Samchully Midstream Private Placement Special Asset Fund 5-4
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		39,484		33,163
Investment and Dividend		(1,871)		2,416
Equity method income (loss)		(2,666)		3,905
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		34,947		39,484
MK Ventures-K Clavis Growth Capital Venture Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	3		0
Investment and Dividend	[1]	0		(183)
Equity method income (loss)	[1]	(1)		3
Change in other comprehensive income	[1]	0		0
Impairment loss	[1]	0		183
Investments in associates	[1]	2		3
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				7,254
Investment and Dividend				(7,664)
Equity method income (loss)				410
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
NH-Amundi Global Infrastructure Trust 14
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				18,728
Investment and Dividend				(20,589)
Equity method income (loss)				1,861
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		35,413		35,265
Investment and Dividend		(1,678)		(1,591)
Equity method income (loss)		(1,648)		1,739
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		32,087		35,413
Milestone Private Real Estate Fund 3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		19,120		17,615
Investment and Dividend		1,789		1,619
Equity method income (loss)		367		(114)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		21,276		19,120
Nomura-Rifa Private Real Estate Investment Trust 31
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,343		6,889
Investment and Dividend		(98)		0
Equity method income (loss)		(159)		(546)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		6,086		6,343
SH Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,138
Investment and Dividend				(889)
Equity method income (loss)				269
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				2,518
FuturePlay-Shinhan TechInnovation Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,785		7,847
Investment and Dividend		0		(1,238)
Equity method income (loss)		517		(824)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		6,302		5,785
Stonebridge Corporate 1st Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,977		4,142
Investment and Dividend		(3,367)		0
Equity method income (loss)		(610)		(165)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		3,977
Vogo Realty Partners Private Real Estate Fund V
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,662		10,792
Investment and Dividend		(225)		1,379
Equity method income (loss)		(166)		(1,509)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		10,271		10,662
Korea Credit Bureau
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,574		6,738
Investment and Dividend		(90)		(45)
Equity method income (loss)		2,654		881
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		10,138		7,574
Goduck Gangil1 PFV Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		96	[1]	180
Investment and Dividend		(25)	[1]	(148)
Equity method income (loss)		(8)	[1]	64
Change in other comprehensive income		0	[1]	0
Impairment loss		0	[1]	0
Investments in associates		63	[1]	96
SBC PFV Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		37,616		30,774
Investment and Dividend		0		8,750
Equity method income (loss)		(2,662)		(1,908)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		34,954		37,616
NH-amundi global infra private fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		32,968	[1]	50,652
Investment and Dividend		6,422	[1]	4,293
Equity method income (loss)		(9,385)	[1]	(21,977)
Change in other comprehensive income		0	[1]	0
Impairment loss		(2,205)	[1]	0
Investments in associates		27,800	[1]	32,968
SH BNCT Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		225,708		244,772
Investment and Dividend		(29,542)		(31,676)
Equity method income (loss)		9,837		12,612
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		206,003		225,708
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				18,110
Investment and Dividend				(19,646)
Equity method income (loss)				1,536
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Sparklabs-Shinhan Opportunity Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,914
Investment and Dividend				0
Equity method income (loss)				(1,189)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				2,725
IGIS Real-estate Private Investment Trust No.33
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		15,632		15,271
Investment and Dividend		(9,746)		(809)
Equity method income (loss)		878		1,170
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		6,764		15,632
Goduck Gangil10 PFV Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,165		5,081
Investment and Dividend		(1,030)		(212)
Equity method income (loss)		(379)		1,296
Change in other comprehensive income		(4,756)		0
Impairment loss		0		0
Investments in associates		0		6,165
Fidelis Global Private Real Estate Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		551	[1]	551
Investment and Dividend		0	[1]	0
Equity method income (loss)		0	[1]	0
Change in other comprehensive income		0	[1]	0
Impairment loss		0	[1]	0
Investments in associates		551	[1]	551
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		24,644	[1]	48,619
Investment and Dividend		0	[1]	2,955
Equity method income (loss)		0	[1]	2,919
Change in other comprehensive income		0	[1]	0
Impairment loss		(7,792)	[1]	(29,849)
Investments in associates		16,852	[1]	24,644
Shinhan Global Healthcare Fund 2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	0		0
Investment and Dividend	[1]	0		0
Equity method income (loss)	[1]	0		0
Change in other comprehensive income	[1]	0		0
Impairment loss	[1]	0		0
Investments in associates	[1]	0		0
Shinhan AIM Real Estate Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				26,678
Investment and Dividend				1,760
Equity method income (loss)				(26,884)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				1,554
Shinhan AIM Real Estate Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,884		51,873
Investment and Dividend		0		2,613
Equity method income (loss)		3,620		(51,602)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		6,504		2,884
SH Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		39,491		34,781
Investment and Dividend		(858)		(856)
Equity method income (loss)		640		5,566
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		39,273		39,491
SH Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		21,947		20,053
Investment and Dividend		11		0
Equity method income (loss)		(2,176)		1,894
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		19,782		21,947
SH Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		15,770		17,516
Investment and Dividend		(521)		(3,377)
Equity method income (loss)		423		1,631
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		15,672		15,770
Korea Omega-Shinhan Project Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		19,473		11,630
Investment and Dividend		(31,903)		(1,957)
Equity method income (loss)		17,793		9,800
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,363		19,473
Samsung SRA Real Estate Professional Private 45
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		30,276		31,432
Investment and Dividend		(2,887)		(3,954)
Equity method income (loss)		1,642		2,798
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		29,031		30,276
IBK Global New Renewable Energy Special Asset Professional Private2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		33,098		32,296
Investment and Dividend		(5,805)		(1,266)
Equity method income (loss)		755		2,068
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		28,048		33,098
VS Cornerstone Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,225		3,280
Investment and Dividend		(3,618)		0
Equity method income (loss)		393		(55)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		3,225
NH-Amundi US Infrastructure Private Fund2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				29,725
Investment and Dividend				(30,845)
Equity method income (loss)				1,664
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				544
Kakao-Shinhan 1st TNYT Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		23,678		19,866
Investment and Dividend		0		0
Equity method income (loss)		128		3,812
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		23,806		23,678
Pacific Private Placement Real Estate Fund No. 40
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,623		11,624
Investment and Dividend		(747)		(748)
Equity method income (loss)		8,176		747
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		19,052		11,623
Mastern Private Real Estate Loan Fund No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,040
Investment and Dividend				(1,908)
Equity method income (loss)				198
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				1,330
LB Scotland Amazon Fulfillment Center Fund 29
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		18,848		30,928
Investment and Dividend		6,351		3,780
Equity method income (loss)		(2,262)		(15,860)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		22,937		18,848
JR AMC Hungary Budapest Office Fund 16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,187		12,687
Investment and Dividend		1,127		221
Equity method income (loss)		43		279
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		14,357		13,187
Gyeonggi-Neoplux Superman Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,138		5,056
Investment and Dividend		0		0
Equity method income (loss)		70		(918)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,208		4,138
NewWave 6th Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,708		13,716
Investment and Dividend		0		(1,425)
Equity method income (loss)		(872)		(1,583)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		9,836		10,708
Neoplux No. 3 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		12,152		18,981
Investment and Dividend		(20)		(404)
Equity method income (loss)		(1,923)		(6,425)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		10,209		12,152
PCC Amberstone Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		14,540		17,258
Investment and Dividend		(6,457)		(5,513)
Equity method income (loss)		(66)		2,795
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		8,017		14,540
KIAMCO POWERLOAN TRUST 4TH
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		48,703		45,099
Investment and Dividend		(2,796)		(2,331)
Equity method income (loss)		893		5,935
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		46,800		48,703
Mastern Opportunity Seeking Real Estate Fund II
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,272		13,135
Investment and Dividend		(4,873)		(4,868)
Equity method income (loss)		749		(2,995)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		1,148		5,272
Neoplux Market-Frontier Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,175		10,427
Investment and Dividend		0		(4,006)
Equity method income (loss)		(2,613)		1,754
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,562		8,175
Synergy Green New Deal 1st New Technology Business Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,857		10,315
Investment and Dividend		(10,841)		(72)
Equity method income (loss)		(16)		614
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		10,857
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,103		6,836
Investment and Dividend		0		(580)
Equity method income (loss)		(201)		847
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		6,902		7,103
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		21,710		23,356
Investment and Dividend		(2,514)		(2,538)
Equity method income (loss)		962		892
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		20,158		21,710
Eum Private Equity Fund No.7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,156		9,166
Investment and Dividend		(405)		(400)
Equity method income (loss)		783		390
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		9,534		9,156
Kiwoom Hero No.4 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,197		3,442
Investment and Dividend		(9,523)		(96)
Equity method income (loss)		5,326		851
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		4,197
Vogo Canister Professional Trust Private Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				45,871
Investment and Dividend				(47,321)
Equity method income (loss)				1,450
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
EDNCENTRAL Co.,Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]			0
Investment and Dividend	[1]			0
Equity method income (loss)	[1]			0
Change in other comprehensive income	[1]			0
Impairment loss	[1]			0
Investments in associates	[1]			0
SHINHAN-NEO Core Industrial Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,111		13,616
Investment and Dividend		0		(9,247)
Equity method income (loss)		(1,011)		3,742
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		7,100		8,111
AJ-KOSNET Semicon One Venture Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,212		2,854
Investment and Dividend		0		0
Equity method income (loss)		(51)		358
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,161		3,212
Timefolio The Venture-V second
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				5,801
Investment and Dividend				(4,444)
Equity method income (loss)				8
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				1,365
Shinhan Smilegate Global PEF I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,882		3,801
Investment and Dividend		(3,882)		(4,326)
Equity method income (loss)		0		4,407
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		3,882
Genesis Eco No.1 PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,077		11,219
Investment and Dividend		0		0
Equity method income (loss)		(2,305)		(142)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		8,772		11,077
SHINHAN-NEO Market-Frontier 2nd Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		27,499		32,670
Investment and Dividend		(4,014)		(5,466)
Equity method income (loss)		1,133		295
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		24,618		27,499
NH-Synergy Core Industrial New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				6,439
Investment and Dividend				(6,175)
Equity method income (loss)				(264)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
J& Moorim Jade Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,353		4,920
Investment and Dividend		(7,579)		0
Equity method income (loss)		2,226		433
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		5,353
Ulmus SHC innovation investment fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,305		5,543
Investment and Dividend		0		(1,150)
Equity method income (loss)		1,302		(88)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,607		4,305
T Core Industrial Technology 1st Venture PEF
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,995		4,254
Investment and Dividend		0		(378)
Equity method income (loss)		61		(881)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,056		2,995
Fine Value POST IPO No.5 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,766
Investment and Dividend				(3,565)
Equity method income (loss)				(201)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
TI First Property Private Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,102		3,102
Investment and Dividend		(4,248)		(203)
Equity method income (loss)		2,046		203
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		900		3,102
IBKC Global Contents Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				4,701
Investment and Dividend				(4,764)
Equity method income (loss)				63
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
ETRI Holdings-Shinhan 1st Unicorn Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,696		3,295
Investment and Dividend		(500)		1,500
Equity method income (loss)		(72)		(99)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,124		4,696
Reverent-Shinhan Vista Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,409		2,600
Investment and Dividend		54		54
Equity method income (loss)		300		755
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,763		3,409
AVES 1st Corporate Recovery Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,523		4,768
Investment and Dividend		0		0
Equity method income (loss)		(25)		(245)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,498		4,523
JS Shinhan Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,381		4,933
Investment and Dividend		0		0
Equity method income (loss)		(119)		1,448
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		6,262		6,381
Daishin Newgen New Technology Investment Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				6,082
Investment and Dividend				(5,742)
Equity method income (loss)				(340)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Shinhan VC tomorrow venture fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		70,633		45,210
Investment and Dividend		2,214		25,608
Equity method income (loss)		29,693		(185)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		102,540		70,633
Tres-Yujin Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,031		10,359
Investment and Dividend		0		0
Equity method income (loss)		115		2,672
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		13,146		13,031
Shinhan-Time mezzanine blind Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		16,426		14,121
Investment and Dividend		(16,504)		0
Equity method income (loss)		78		2,305
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		16,426
Capstone REITs No.26
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,369		5,750
Investment and Dividend		0		0
Equity method income (loss)		(300)		(381)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,069		5,369
JB Incheon-Bucheon REITS No.54
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,967		4,978
Investment and Dividend		0		0
Equity method income (loss)		818		(11)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,785		4,967
Hankook Smart Real Asset Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,006		7,668
Investment and Dividend		(1,515)		0
Equity method income (loss)		(2,408)		(1,662)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		2,083		6,006
JB Hwaseong-Hadong REITs No.53
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,974		4,983
Investment and Dividend		(5,195)		0
Equity method income (loss)		1,014		(9)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		793		4,974
KB Oaktree Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,888		8,668
Investment and Dividend		(1,118)		304
Equity method income (loss)		544		916
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		9,314		9,888
Daehan No.36 Office Asset Management Company
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				22,482
Investment and Dividend				(25,394)
Equity method income (loss)				2,912
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Rhinos Premier Mezzanine Private Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,056
Investment and Dividend				(3,048)
Equity method income (loss)				(8)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
SH Real Estate Loan Investment Type Private Real Estate Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		52,797		62,769
Investment and Dividend		(24,390)		(12,710)
Equity method income (loss)		3,141		2,738
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		31,548		52,797
Shinhan JigaeNamsan Road Private Special Asset Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		39,645		41,434
Investment and Dividend		(901)		(1,142)
Equity method income (loss)		1,552		(647)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		40,296		39,645
SKS-Yozma Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,455
Investment and Dividend				(2,931)
Equity method income (loss)				(524)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Kiwoom-Shinhan Innovation Fund 2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,227		9,165
Investment and Dividend		(3,771)		1,148
Equity method income (loss)		6,223		(86)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		12,679		10,227
SJ ESG Innovative Growth Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,115		4,198
Investment and Dividend		(2,458)		0
Equity method income (loss)		(657)		(1,083)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		3,115
H-IOTA Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,377		9,524
Investment and Dividend		(9,615)		(2,639)
Equity method income (loss)		238		2,492
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		9,377
Stonebridge-Shinhan Unicorn Secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,587		7,427
Investment and Dividend		(2,002)		6,160
Equity method income (loss)		1,497		0
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		13,082		13,587
KB Distribution Private Real Estate 3-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		24,079	[1]	25,976
Investment and Dividend		0	[1]	0
Equity method income (loss)		(939)	[1]	(1,897)
Change in other comprehensive income		0	[1]	0
Impairment loss		(23,140)	[1]	0
Investments in associates		0	[1]	24,079
Pacific Private Investment Trust No.49-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		28,000		27,377
Investment and Dividend		0		0
Equity method income (loss)		8,678		623
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		36,678		28,000
KIWOOM Real estate private placement fund for normal investors No. 31
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,032	[1]	8,558
Investment and Dividend		0	[1]	(435)
Equity method income (loss)		14	[1]	(91)
Change in other comprehensive income		0	[1]	0
Impairment loss		(8,046)	[1]	0
Investments in associates		0	[1]	8,032
RIFA Real estate private placement fund for normal investors No. 51
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,371	[1]	5,731
Investment and Dividend		0	[1]	(294)
Equity method income (loss)		9	[1]	(66)
Change in other comprehensive income		0	[1]	0
Impairment loss		(5,380)	[1]	0
Investments in associates		0	[1]	5,371
Fivetree general private equity fund No.15
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				12,572
Investment and Dividend				(12,572)
Equity method income (loss)				0
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Shinhan-Quantum Startup Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,665		3,986
Investment and Dividend		0		1,800
Equity method income (loss)		(117)		(121)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,548		5,665
Korea Investment develop seed Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,145		9,532
Investment and Dividend		(527)		(939)
Equity method income (loss)		1,112		1,552
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		10,730		10,145
Tiger Green alpha Trust No.29
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		29,992		28,573
Investment and Dividend		(31,100)		(664)
Equity method income (loss)		1,108		2,083
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		29,992
STIC ALT Global II Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,841		9,504
Investment and Dividend		(217)		(217)
Equity method income (loss)		169		554
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		9,793		9,841
NH-Brain EV Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				11,125
Investment and Dividend				(12,999)
Equity method income (loss)				1,874
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Find-Green New Deal 2nd Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,324		4,465
Investment and Dividend		0		0
Equity method income (loss)		402		(141)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,726		4,324
DDI LVC Master Real Estate Investment Trust Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,800		6,583
Investment and Dividend		0		0
Equity method income (loss)		(1,141)		(783)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,659		5,800
ShinhanFitrin 1st Technology Business Investment Association
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,232		4,519
Investment and Dividend		0		0
Equity method income (loss)		(298)		(287)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,934		4,232
Koramco Private Real Estate Fund 143
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,669		6,667
Investment and Dividend		0		0
Equity method income (loss)		1,423		2
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		8,092		6,669
Shinhan-Kunicorn first Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,424		9,626
Investment and Dividend		0		0
Equity method income (loss)		(1,723)		(202)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		7,701		9,424
Shinhan Simone Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,422		4,837
Investment and Dividend		(1,962)		(991)
Equity method income (loss)		36		(424)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		1,496		3,422
Korea Investment Top Mezzanine Private Real Estate Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,876		10,016
Investment and Dividend		(5,701)		(994)
Equity method income (loss)		(1,135)		854
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,040		9,876
LB YoungNam Logistics Private Trust No.40
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,625		9,782
Investment and Dividend		(600)		(600)
Equity method income (loss)		687		443
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		9,712		9,625
Shinhan-Cognitive Start-up Fund L.P.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,209		5,329
Investment and Dividend		0		0
Equity method income (loss)		(62)		(1,120)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,147		4,209
Cornerstone J&M Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,414		3,488
Investment and Dividend		(4,109)		0
Equity method income (loss)		695		(74)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		3,414
Logisvalley Shinhan REIT Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,389		3,598
Investment and Dividend		0		0
Equity method income (loss)		(144)		(209)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,245		3,389
DA Value-Honest New Technology Investment Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				4,099
Investment and Dividend				(2,754)
Equity method income (loss)				(1,345)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Shinhan-Gene and New Normal First Mover Venture Investment Equity Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,758		6,968
Investment and Dividend		1,800		0
Equity method income (loss)		(366)		(210)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		8,192		6,758
Korea Investment Green Newdeal Infra Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		16,096		10,257
Investment and Dividend		1,418		5,962
Equity method income (loss)		(75)		(123)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		17,439		16,096
BTS 2nd Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,159		6,342
Investment and Dividend		806		3,796
Equity method income (loss)		(27)		21
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		10,938		10,159
NH-J&-IBKC Label Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,646		9,747
Investment and Dividend		(5,396)		0
Equity method income (loss)		4,031		(101)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		8,281		9,646
Hanyang Time Mezzanine Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,012
Investment and Dividend				(300)
Equity method income (loss)				(201)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				2,511
Shinhan-Sneak Peek Bio&Healthcare Bounce Back Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,916		2,261
Investment and Dividend		(1,150)		1,250
Equity method income (loss)		1,187		405
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,953		3,916
Shinhan-isquare Venture PEF 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,237		4,286
Investment and Dividend		(874)		100
Equity method income (loss)		(62)		(149)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,301		4,237
Aurum Goldrush ESG Private Fund No. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,007		2,917
Investment and Dividend		0		0
Equity method income (loss)		(438)		90
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		2,569		3,007
Capstone Develop Frontier Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,049		7,547
Investment and Dividend		(7,607)		(549)
Equity method income (loss)		(442)		1,051
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		8,049
Nextrade Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,700		9,700
Investment and Dividend		0		0
Equity method income (loss)		0		0
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		9,700		9,700
SH 1.5years Maturity Investment Type Security Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				4,835
Investment and Dividend				(4,835)
Equity method income (loss)				0
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Eventus-IBKC LIB Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				6,632
Investment and Dividend				(7,064)
Equity method income (loss)				432
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
IBKC-Behigh Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,160		3,219
Investment and Dividend		0		0
Equity method income (loss)		(64)		(59)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,096		3,160
ON No.1 Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,712		5,321
Investment and Dividend		(6,020)		0
Equity method income (loss)		308		391
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		5,712
Digital New Deal Kappa Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,747		4,845
Investment and Dividend		(5,534)		0
Equity method income (loss)		787		(98)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		4,747
IBKCJS New Technology Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				6,130
Investment and Dividend				(2,418)
Equity method income (loss)				(1,094)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				2,618
DS-Shinhan-JBWoori New Media New Technology Investment Fund No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,646		9,803
Investment and Dividend		(4,304)		0
Equity method income (loss)		1,818		(157)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		7,160		9,646
VOGO Debt Strategy General Private Real Estate Investment Trust No. 18
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,324		12,013
Investment and Dividend		(1,916)		(2,170)
Equity method income (loss)		745		1,481
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		10,153		11,324
Koramco IPO REITS Mezzanine General Private Investment Trust No. 38
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,278		3,171
Investment and Dividend		(87)		(61)
Equity method income (loss)		342		168
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,533		3,278
TogetherKorea Private Investment Trust No. 6
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,423		5,270
Investment and Dividend		0		0
Equity method income (loss)		117		153
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,540		5,423
TogetherKorea Private Investment Trust No. 7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,423		5,270
Investment and Dividend		0		0
Equity method income (loss)		117		153
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,540		5,423
Kiwoom Core Industrial Technology Investment Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,219		4,180
Investment and Dividend		0		0
Equity method income (loss)		(44)		39
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,175		4,219
Penture K-Content Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,319		5,622
Investment and Dividend		8,000		6,000
Equity method income (loss)		(3,239)		(303)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		16,080		11,319
2023 Shinhan-JB Woori-Daeshin Listed Companies New Technology Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,468		7,969
Investment and Dividend		(5,790)		6,413
Equity method income (loss)		3,055		(914)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		10,733		13,468
Hana Alternative Investment Kosmes PCBO General PEF No. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,125		5,107
Investment and Dividend		(528)		(526)
Equity method income (loss)		686		544
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,283		5,125
Shinhan M&A-ESG Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,454		4,169
Investment and Dividend		1,946		2,576
Equity method income (loss)		653		(291)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		9,053		6,454
KDBC meta-enter New Technology investment fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,797		6,940
Investment and Dividend		(7,000)		0
Equity method income (loss)		203		(143)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		6,797
Shinhan Time Secondary Blind New Technology Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,637		4,754
Investment and Dividend		2,375		0
Equity method income (loss)		4,126		(117)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		11,138		4,637
Shinhan DS Secondary Investment Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,439		7,477
Investment and Dividend		7,087		(1,408)
Equity method income (loss)		21,652		(3,630)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		31,178		2,439
Shinhan-openwater pre-IPO Investment Trust 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,666		4,973
Investment and Dividend		(2,450)		0
Equity method income (loss)		3,350		693
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		6,566		5,666
Shinhan-CJ TechInnovation Fund 1st
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,595		2,364
Investment and Dividend		0		2,400
Equity method income (loss)		(174)		(169)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,421		4,595
Shinhan-Eco Venture Fund 2nd
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,957		3,610
Investment and Dividend		(330)		450
Equity method income (loss)		(43)		(103)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,584		3,957
Heungkuk-Shinhan the1st Visionary Technology Investment Trust no. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,497		3,154
Investment and Dividend		505		3,200
Equity method income (loss)		53		143
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		7,055		6,497
Hantoo Shinhan Lake K-beauty Technology Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,264		9,969
Investment and Dividend		(2,938)		0
Equity method income (loss)		(252)		295
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		7,074		10,264
Shinhan HB Wellness 1st Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,326		4,992
Investment and Dividend		0		0
Equity method income (loss)		364		334
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,690		5,326
Korea real Asset Fund No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		16,552		9,315
Investment and Dividend		1,046		7,865
Equity method income (loss)		1,082		(628)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		18,680		16,552
Samsung-dunamu Innovative IT Technology Investment Trust No. 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,750		4,536
Investment and Dividend		0		0
Equity method income (loss)		255		(786)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,005		3,750
Time Robotics New Technology Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,778		3,966
Investment and Dividend		(72)		(200)
Equity method income (loss)		(76)		12
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,630		3,778
Ascent-welcome Technology Investment Trust No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,460		8,771
Investment and Dividend		(1,659)		0
Equity method income (loss)		302		(311)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		7,103		8,460
Newmain I funds
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,364		1,991
Investment and Dividend		(9,254)		0
Equity method income (loss)		(110)		7,373
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		9,364
Igis General PE Real Estate Investment Trust 517-1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		54,902		51,736
Investment and Dividend		3,000		5,000
Equity method income (loss)		(2,927)		(1,834)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		54,975		54,902
SH Ulmus M.P.E. Innovative Venture Fund 7
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,032		3,000
Investment and Dividend		0		0
Equity method income (loss)		(99)		32
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		2,933		3,032
Consus Osansegyo No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		8,009		8,104
Investment and Dividend		0		0
Equity method income (loss)		0		(95)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		8,009		8,009
Mastern General Private Real Estate Investment Trust No.189(Type 1 Beneficiary Securities)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				7,822
Investment and Dividend				(7,502)
Equity method income (loss)				(320)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Shinhan AIM Private Fund of Fund 9-B
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		36,741		24,018
Investment and Dividend		5,053		9,751
Equity method income (loss)		1,802		2,972
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		43,596		36,741
Shinhan General Private Real Estate Investment Trust No.3
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		26,706		7,838
Investment and Dividend		660		18,970
Equity method income (loss)		2,023		(102)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		29,389		26,706
NH Absolute Project L General Private Investment Trust
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				4,893
Investment and Dividend				(5,264)
Equity method income (loss)				371
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				0
Paros Kosdaq Venture General Private Investment Trust No. 5
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		6,590		5,994
Investment and Dividend		(3,062)		0
Equity method income (loss)		110		596
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,638		6,590
Happy Pet Life Care New Technology Investment Association No.2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,456
Investment and Dividend				0
Equity method income (loss)				(457)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				2,999
TECHFIN RATINGS Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		25,610		0
Investment and Dividend		0		27,000
Equity method income (loss)		(2,570)		(1,390)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		23,040		25,610
Songpa biz cluster PFV Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,364		0
Investment and Dividend		0		13,700
Equity method income (loss)		(437)		(336)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		12,927		13,364
Planeta PTE LTD
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,341		0
Investment and Dividend		0		11,341
Equity method income (loss)		898		0
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		12,239		11,341
The E&Shinhan New Growth Up Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,518		0
Investment and Dividend		2,580		3,600
Equity method income (loss)		1,398		(82)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		7,496		3,518
Shinhan-GB FutureFlow Fund L.P.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,150		0
Investment and Dividend		2,996		5,855
Equity method income (loss)		(313)		(352)
Change in other comprehensive income		249		(353)
Impairment loss		0		0
Investments in associates		8,082		5,150
Credila Financial Services
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		263,116		0
Investment and Dividend		3,240		250,270
Equity method income (loss)		20,059		4,017
Change in other comprehensive income		(20,601)		8,829
Impairment loss		0		0
Investments in associates		265,814		263,116
Shinhan Market-Frontier Fund III
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		12,791		0
Investment and Dividend		8,804		13,205
Equity method income (loss)		881		(414)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		22,476		12,791
DB IPO HighYield Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,278		0
Investment and Dividend		(4,342)		4,000
Equity method income (loss)		64		278
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		4,278
Exponential SQUARE Private Investment Trust No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,208		0
Investment and Dividend		(5,668)		6,146
Equity method income (loss)		460		(938)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		5,208
Fine North America Credit Private Mixed Asset Investment Trust 22
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,613		0
Investment and Dividend		807		4,549
Equity method income (loss)		463		64
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,883		4,613
IGIS Private Real Estate Investment No.454
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,368		0
Investment and Dividend		0		3,393
Equity method income (loss)		(6)		(25)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		3,362		3,368
IGIS Private Real Estate Investment No.462
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,433		0
Investment and Dividend		0		4,607
Equity method income (loss)		(56)		(174)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,377		4,433
BNW Recharge Private Equity Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		7,138		0
Investment and Dividend		0		6,767
Equity method income (loss)		(2,656)		371
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,482		7,138
United Partners Realasset Fund No.14
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		9,998		0
Investment and Dividend		(65)		10,000
Equity method income (loss)		135		(2)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		10,068		9,998
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.12
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		17,977		0
Investment and Dividend		(17,977)		17,929
Equity method income (loss)		0		48
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		17,977
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.13
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		12,035		0
Investment and Dividend		(12,035)		11,996
Equity method income (loss)		0		39
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		0		12,035
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.14
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,711		0
Investment and Dividend		0		13,953
Equity method income (loss)		2,685		(242)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		16,396		13,711
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.15
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,738		0
Investment and Dividend		0		13,955
Equity method income (loss)		2,116		(217)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		15,854		13,738
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.16
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,290		0
Investment and Dividend		0		13,837
Equity method income (loss)		2,687		(547)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		15,977		13,290
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.17
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,378		0
Investment and Dividend		0		5,270
Equity method income (loss)		1,847		108
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		7,225		5,378
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.18
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		10,925		0
Investment and Dividend		0		10,530
Equity method income (loss)		3,948		395
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		14,873		10,925
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,052		0
Investment and Dividend		0		5,270
Equity method income (loss)		2,515		(218)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		7,567		5,052
SH US Buyback&High Dividend Security Feeder Investment Trust(H)[Equity]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		4,197		0
Investment and Dividend		(326)		4,124
Equity method income (loss)		517		73
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		4,388		4,197
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				210,518
Investment and Dividend				(9,778)
Equity method income (loss)				(17,080)
Change in other comprehensive income				0
Impairment loss				0
Investments in associates				183,660
Meta TB ESG Private Equity Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		5,683		5,771
Investment and Dividend		0		0
Equity method income (loss)		(91)		(88)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		5,592		5,683
Reverent Frontier Private Equity Fund IV Specializing in Start-up Venture Business
Changes in investments in associates [Line Items]
Investments in associates at beginning of period				3,294
Investment and Dividend		0
Equity method income (loss)		(1,220)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates				2,074
Shinhan-G.N.Tech Smart Innovation Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		13,004		9,977
Investment and Dividend		(4,160)		2,535
Equity method income (loss)		2,130		492
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		10,974		13,004
Shinhan-soo secondary Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		16,737		5,249
Investment and Dividend		0		12,250
Equity method income (loss)		705		(762)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		17,442		16,737
Shinhan-Timefolio Bio Accelerator Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		11,707		5,927
Investment and Dividend		(6,060)		6,000
Equity method income (loss)		11,465		(220)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		17,112		11,707
Shinhan Mid and Small-Sized Office Value-Added MO REIT Co., Ltd.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		18,804		10,574
Investment and Dividend		(472)		6,609
Equity method income (loss)		1,216		1,621
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		19,548		18,804
IGIS Yongsan Office General Private Real Estate Investment Trust 518
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		17,144		23,131
Investment and Dividend		(726)		(5,596)
Equity method income (loss)		(2,412)		(391)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		14,006		17,144
PineStreet Global Corporate FoF XIII-2
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		3,743		721
Investment and Dividend		3,273		3,087
Equity method income (loss)		1,126		(65)
Change in other comprehensive income		0		0
Impairment loss		0		0
Investments in associates		8,142		₩ 3,743
Nomura-Rifa Private Real Estate Investment Trust 19
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	1,939
Investment and Dividend	[1]	(13)
Equity method income (loss)	[1]	80
Change in other comprehensive income	[1]	0
Impairment loss	[1]	(2,006)
Investments in associates	[1]	0
KAI-The Square Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period	[1]	125
Investment and Dividend	[1]	0
Equity method income (loss)	[1]	30
Change in other comprehensive income	[1]	0
Impairment loss	[1]	(144)
Investments in associates	[1]	11
Timefolio Tech Fund I
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,990
Investment and Dividend		0
Equity method income (loss)		49
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,039
SH K-REITs Infra Real Estate Investment Trust (FoFs)
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,813
Investment and Dividend		(176)
Equity method income (loss)		545
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,182
HHR Special Situation Real Estate Private Investment Trust No. 13
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,749
Investment and Dividend		(224)
Equity method income (loss)		691
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,216
Shinhan-DS Mezzanine Fund 1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,869
Investment and Dividend		0
Equity method income (loss)		774
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,643
Shinhan Time BM sobujang Fund
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		1,405
Investment and Dividend		1,750
Equity method income (loss)		216
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,371
Tigris Fund No. 58
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		1,977
Investment and Dividend		(1,420)
Equity method income (loss)		3,252
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,809
IGIS Real Estate General Private Feeder Investment Company No.562
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		23,000
Equity method income (loss)		(1,782)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		21,218
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.21
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		15,700
Equity method income (loss)		(1,011)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		14,689
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.22
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		15,700
Equity method income (loss)		(261)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		15,439
Shinhan Securities HIFI Bond SafeR 2Y Private Fund No.23
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		15,700
Equity method income (loss)		(1,146)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		14,554
Fireant Media and Digital Service Joint Stock Company
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,925
Equity method income (loss)		(204)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		4,721
ST EIP Holdings Inc.
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		51,873
Equity method income (loss)		1,265
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		53,138
AMP Capital Global Infrastructure Fund II B L
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		24,243
Equity method income (loss)		(1,171)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		23,072
Post CR REITS No.1
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		3,500
Equity method income (loss)		0
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		3,500
SH US Long Term Treasury Plus Security Feeder Investment Trust(H)[Bond-FoFs]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		4,781
Equity method income (loss)		(48)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		4,733
Others
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		187,092
Investment and Dividend		(74,374)
Equity method income (loss)		47,885
Change in other comprehensive income		0
Impairment loss		(1)
Investments in associates		160,602
SH Prestige High Dividend Security Feeder No.1[Equity] [Member]
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		2,579
Investment and Dividend		1,962
Equity method income (loss)		2,229
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		6,770
Finflow
Changes in investments in associates [Line Items]
Investments in associates at beginning of period		0
Investment and Dividend		7,058
Equity method income (loss)		(20)
Change in other comprehensive income		0
Impairment loss		0
Investments in associates		₩ 7,038

[1]	Due to cumulative unrealized losses incurred since initial acquisition, this item was recognized as an impairment loss.